WARRANTS	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Warrants
WARRANTS

For the three months ended May 31, 2014, the Company issued 50,000 warrants in connection with the issuance of convertible notes referenced in Note 6 below. These warrants were issued between March 4, 2014 and May 27, 2014, are exercisable at $1.50 per share and expire between March 4, 2019 and May 27, 2019. These warrants vest immediately. The warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Condensed Consolidated Balance Sheet.

In connection with the issuance of the convertible notes referenced in Note 6 below, the Company issued placement agent warrants to purchase an aggregate of 8,480 shares of common stock.  These placement agent warrants are exercisable at $2.50 per share, have a term of 5 years,a cashless exercise feature and vest immediately. The fair value of these warrants was determined to be $25,498, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 0.74%; (2) an expected term of 5 years; (3) an expected volatility of 134%; and (4) zero expected dividends.

For the three months ended May 31, 2015, the Company issued an aggregate of 2,905,568 Series A Warrants in connection with the issuances of Series B Preferred Stock in March 2015, referenced in Note 3. These Series A Warrants were issued on March 27 and 31, 2015, are exercisable at $0.70 per share and expire on March 31, 2020. The Series A Warrants vest immediately. The Series A Warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Condensed Consolidated Balance Sheet.

In connection with the issuances of the Series B Preferred Stock on March 27 and 31, 2015, the Company issued placement agent warrants to purchase an aggregate of 309,927 shares of common stock.  These placement agent warrants had the same terms as the Series A Warrants and were issued on March 27, 2015, are exercisable at $0.70 per share and expire on March 31, 2020. These placement agent warrants vest immediately. The fair value of these warrants was determined to be $158,441, as calculated using the Black-Scholes model. Weighted-average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.41%; (2) an expected term of 5.0 years; (3) an expected volatility of 125% and (4) zero expected dividends.

For the three months ended May 31, 2015, the Company issued an aggregate of 18,750 warrants to a consultant for services. These warrants were issued on May 31, 2015 and expire on May 31, 2020. 8,333 of such warrants are exercisable at $1.00 per share and 10,417 of such warrants are exercisable at $1.25 per share. These warrants vest immediately. The fair value of these warrants was determined to be $4,771, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.49%; (2) an expected term of 5.0 years; (3) an expected volatility of 124%; and (4) zero expected dividends. For the three months ended May 31, 2015, the Company recognized $4,771 of stock-based compensation for these warrants.

For the three months ended May 31, 2015, 25,000 common stock purchase warrants with an exercise price of $2.10 and 75,000 common stock purchase warrants with an exercise price of $1.50 were repurchased and cancelled as part of a settlement of a dispute with two affiliated security holders (see Note 3).

The following table summarizes common stock purchase warrants issued and outstanding:

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	8,707,726	$1.19	$72,250	3.33
Granted	3,234,245	0.70	-	-
Exercised	-	-	-	-
Cancelled	100,000	1.65	-	-
Expired	-	-	-	-

Outstanding at May 31, 2015	11,841,971	$1.05	$-	3.56

Warrants exercisable at May 31, 2015 are:

Exercise prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$0.55	455,000	4.84	455,000
$0.68	220,000	1.46	220,000
$0.70	5,075,866	4.84	5,075,866
$0.91	1,497,124	1.67	1,497,124
$1.00	8,333	5.00	8,333
$1.25	10,417	5.00	10,417
$1.40	786,250	1.24	786,250
$1.50	3,296,000	3.02	3,296,000
$2.10	447,001	2.87	447,001
$2.50	25,980	2.62	25,980
$3.00	20,000	1.67	20,000

During the year ended February 28, 2014, the Company entered into a consulting agreement whereby the Company issued to the consultant 17,500 common stock purchase warrants with a term of four years and an exercise price equal to $2.50 per share.  The fair value of these warrants was determined to be $17,495, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.09%; (2) an expected term of 4 years; (3) an expected volatility of 121%; and (4) zero expected dividends.

During the year ended February 28, 2014, the Company issued 295,833 warrants in connection with the issuance of Convertible Notes and 93,468 warrants in connection with an amendment of certain convertible notes during the year ended February 28, 2014.  See Note 9 for more details on these transactions.

During the year ended February 28, 2014, in connection with the issuance of 2013 Notes, the Company issued placement agent warrants to purchase an aggregate of 8,480 shares of common stock.  These placement agent warrants are exercisable at $2.50 per share, have a term of 5 years and a cashless exercise feature and vested immediately. The fair value of these warrants was determined to be $25,498, as calculated using a Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 0.74%; (2) an expected term of 5 years; (3) an expected volatility of 134%; and (4) zero expected dividends.

During the year ended February 28, 2015, the Company issued 25,000 warrants in connection with the issuance of Additional 2014 Notes referenced in Note 9 below. These warrants were issued on March 4, 2014, are exercisable at $2.10 per share, expire on March 4, 2019 and vested immediately. These warrants were recorded as a debt discount based on their relative fair value.

During the year ended February 28, 2015, the Company issued 155,000 warrants in connection with the issuance of the May 2014 Notes referenced in Note 9 below. These warrants were issued between May 22, 2014 and June 26, 2014, are exercisable at $1.50 per share and expire between May 22, 2019 and June 26, 2019. These warrants vested immediately. These warrants were recorded as a debt discount based on their relative fair value.

During the year ended February 28, 2015, the Company issued an aggregate of 3,066,000 warrants in connection with the closing of the Qualified Financing as described in Note 6. 2,962,500 warrants were issued on June 30, 2014, and 103,500 warrants were issued on July 14, 2014 and expire on June 30, 2018 and July 14, 2018, respectively. These warrants vested immediately. These warrants are exercisable at $1.50 per share..  The warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the consolidated balance sheet.

During the year ended February 28, 2015, the Company issued 1,714,773 Series A Warrants in connection with the closing of the Series B Private Placement as described in Note 6. These warrants were issued on December 31, 2014, are exercisable at $0.70 per share and expire on March 31, 2020. These warrants vested immediately and do not contain any provision that would require liability treatment, therefore they were classified as equity in the consolidated balance sheet.

During the year ended February 28, 2015, the Company issued 145,600 Series A Warrants to placement agents in connection with the closing of the Series B Private Placement as described in Note 6. These warrants were issued on December 31, 2014, are exercisable at $0.70 per share and expire on March 31, 2020. These warrants vested immediately and did not contain any provisions that would require liability treatment. On the grant date, the fair value of the placement agent warrants was $46,592, as calculated using a Black-Scholes model, which was recorded as a stock issuance cost. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.65%; (2) an expected term of 5.25 years; (3) an expected volatility of 123%; and (4) zero expected dividends.

During the year ended February 28, 2015, the Company issued 455,000 Series B Warrants in connection with the closing of the Series B Private Placement as described in Note 6. These warrants were issued on December 31, 2014, are exercisable at $0.55 per share and expire on March 31, 2020. These warrants vested immediately. These warrants contained a full ratchet anti-dilution price protection provision, which required the Series B Warrants to be classified as derivative warrant liability (See Note 6 and Note 12).

The following table summarizes common stock purchase warrants issued and outstanding:

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2014	3,146,355	$1.24	$-	-
Issued	5,561,371	$1.16	$-	-
Outstanding at February 28, 2015	8,707,726	$1.19	$72,250	3.33

The following table summarizes common stock purchase warrants exercisable at February 28, 2015:

Exercise prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$0.55	455,000	5.09	455,000
$0.68	220,000	1.71	220,000
$0.70	1,860,371	5.09	1,860,371
$0.91	1,497,124	1.93	1,497,124
$1.40	786,250	1.49	786,250
$1.50	3,371,000	3.27	3,371,000
$2.10	472,001	2.96	472,001
$2.50	25,980	2.87	25,980
$3.00	20,000	1.92	20,000